Note 5 - Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Disaggregation of Revenue [Table Text Block]
	2023	2022
Waste management and brokerage services	$41,578	$47,138
Captive landfill management operations	3,033	2,625
Total waste management services revenues	44,611	49,763
Food, beverage and merchandise sales	13,491	12,137
Membership dues revenue	7,341	7,092
Room rental revenue	6,435	5,507
Greens fees and cart rental revenue	3,300	2,871
Salon and spa services	2,989	1,830
Fitness and tennis lesson revenue	394	435
Other revenue	1,954	1,545
Total golf and related operations revenue	35,904	31,417
Total net operating revenues	$80,515	$81,180

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
		Provision	Write-offs
	Balance at	for Credit	less	Balance at
	Beginning of Period	Losses	Recoveries	End of Period
Allowance for credit losses
Year ended December 31, 2023	$260	$56	$(56)	$260
Year ended December 31, 2022	$265	$32	$(37)	$260

Contract with Customer, Contract Asset, Contract Liability, and Receivable [Table Text Block]
		Unbilled
	Balance at	Membership		Balance at
	Beginning of Period	Dues	Billings	End of Period
Contract Assets:
Unbilled membership dues receivable
Year ended December 31, 2023	$599	$1,892	$(1,924)	$567
Year ended December 31, 2022	$578	$2,060	$(2,039)	$599
	Balance at		Revenue	Balance at
	Beginning of Period	Billings	Recognized	End of Period
Contract Liabilities:
Deferred membership dues revenue
Year ended December 31, 2023	$3,643	$7,141	$(7,341)	$3,443
Year ended December 31, 2022	$3,363	$7,372	$(7,092)	$3,643
Customer advance deposits
Year ended December 31, 2023	$965	$3,030	$(2,772)	$1,223
Year ended December 31, 2022	$795	$3,038	$(2,868)	$965